Loans and Debentures - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of loans debentures and finance leases [line items]
Transaction costs, beginning	R$ 76,457	R$ 72,086	R$ 39,792
Incurred cost	19,134	21,674	44,369
Amortization	(23,825)	(17,303)	(12,075)
Transaction costs, ending	R$ 71,766	76,457	R$ 72,086
Notes in foreign market [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.10%		0.00%
Transaction costs, beginning	R$ 13,881	15,298	R$ 16,612
Incurred cost	18,442
Amortization	(4,209)	(1,417)	(1,314)
Transaction costs, ending	R$ 28,114	R$ 13,881	R$ 15,298
Banco do Brasil [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 3,437	R$ 8,065	R$ 12,182
Amortization	(2,667)	(4,628)	(4,117)
Transaction costs, ending	R$ 770	R$ 3,437	R$ 8,065
Debentures [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 56,376	R$ 44,709	R$ 6,835
Incurred cost	692	21,308	42,388
Amortization	(15,662)	(9,641)	(4,514)
Transaction costs, ending	R$ 41,406	R$ 56,376	R$ 44,709
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.00%	0.10%	0.20%
Transaction costs, beginning	R$ 331	R$ 1,213	R$ 2,211
Incurred cost	563
Amortization	(237)	(882)	(1,561)
Transaction costs, ending	R$ 94	R$ 331	R$ 1,213
Other transaction costs [member]
Summary of loans debentures and finance leases [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 2,432	R$ 2,801	R$ 1,952
Incurred cost		366	1,418
Amortization	(1,050)	(735)	(569)
Transaction costs, ending	R$ 1,382	R$ 2,432	R$ 2,801